PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
Condensed Balance Sheets

Condensed balance sheets

		As of December 31,
	Notes	2020	2021
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		62,116	100,019	15,695
Prepaid expenses and other current assets		97,391	93,546	14,679
Amounts due from subsidiaries	(b)	9,320,580	9,844,114	1,544,756
Total current assets		9,480,087	10,037,679	1,575,130

Non-current assets:
Investments in subsidiaries		2,169,222	2,333,998	366,255
Total non-current assets		2,169,222	2,333,998	366,255
Total assets		11,649,309	12,371,677	1,941,385
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		87,001	54,893	8,614
Account payables		52	51	8
Current portion of bonds payable		1,943,619	—	—
Amount due to related parties		783	765	120
Amounts due to subsidiaries	(b)	38,863	806,788	126,602
Total current liabilities		2,070,318	862,497	135,344

Non-current liabilities:
Convertible promissory notes		3,014,057	4,266,951	669,578
Total non-current liabilities		3,014,057	4,266,951	669,578
Total liabilities		5,084,375	5,129,448	804,922
Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,199,790,000 and shares authorized; 672,024,600 and 859,932,323 issued and outstanding as of December 31, 2020 and 2021, respectively)		44	56	8
Class B Ordinary Shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 145,875,113 and 30,721,723 issued and outstanding as of December 31, 2020 and 2021, respectively)		12	4	1
Class C Ordinary Shares (par value of US$0.00001 per share; 60,000 and 60,000 shares authorized; 60,000 and 60,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)		—	—	—
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; 150,000 and 150,000 shares authorized; 150,000 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)		1,047,468	—	—
Additional paid-in capital		13,083,119	15,198,055	2,384,906
Accumulated other comprehensive loss		(55,535)	(90,443)	(14,192)
Accumulated deficit		(7,160,651)	(7,515,920)	(1,179,412)
Treasury stock		(349,523)	(349,523)	(54,848)
Total shareholders’ equity		6,564,934	7,242,229	1,136,463
Total liabilities and shareholders’ equity		11,649,309	12,371,677	1,941,385

Condensed Statements of Operations

Condensed statements of operations

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(44,490)	(94,175)	(275,881)	(43,292)
Operating loss	(44,490)	(94,175)	(275,881)	(43,292)
Other loss	(274,572)	(168,656)	(119,932)	(18,820)
Changes in the fair value of convertible promissory notes	—	(2,544,220)	829,149	130,112
Share of profits from subsidiaries and Consolidated VIEs	136,770	97,704	66,762	10,477
Net (loss) income attributable to VNET Group, Inc.	(182,292)	(2,709,347)	500,098	78,477
Income tax expense	—	—	—	—
Net (loss) income	(182,292)	(2,709,347)	500,098	78,477

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net (loss) income	(182,292)	(2,709,347)	500,098	78,477
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(8,075)	(133,439)	(34,908)	(5,478)
Other comprehensive loss, net of tax of nil:	(8,075)	(133,439)	(34,908)	(5,478)
Comprehensive (loss) income	(190,367)	(2,842,786)	465,190	72,999
Comprehensive (loss) income attributable to VNET Group, Inc.	(190,367)	(2,842,786)	465,190	72,999

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(142,989)	(743,944)	(218,664)	(34,313)
Net cash (used in) generated from investing activities	(1,011,257)	(3,036,370)	113,530	17,815
Net cash generated from financing activities	807,765	3,598,441	143,037	22,446
Net (decrease) increase in cash and cash equivalents and restricted cash	(346,481)	(181,873)	37,903	5,948
Cash and cash equivalents and restricted cash at beginning of the year	590,470	243,989	62,116	9,747
Cash and cash equivalents and restricted cash at end of the year	243,989	62,116	100,019	15,695

Parent Company
Related Party Transaction [Line Items]
Schedule of significant related party transactions

The Company had the following related party balances as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amounts due from subsidiaries
- VNET HK	7,043,586	7,195,150	1,129,076
- WiFire Open Network Group Ltd.	2,157,285	2,286,602	358,818
- VNET Future Technology Limited	—	306,034	48,023
- VNET Mobile	56,265	55,679	8,737
- HongKong Fastweb Holdings Co., Limited	62,780	—	—
- Others	664	649	102
	9,320,580	9,844,114	1,544,756
Amounts due to subsidiaries
- DYX	9	462,551	72,584
- HongKong Fastweb Holdings Co., Limited	—	212,778	33,390
- VNET Beijing	35,783	76,453	11,997
- Others	3,071	55,006	8,631
	38,863	806,788	126,602